Consolidated statements of financial position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Vessels, net	$ 922,117,179	$ 958,597,520
Advances for acquisition of vessels	38,894,251
Other fixed assets	58,332	80,206
Derivative financial instruments	120,638
Restricted cash	4,510,000	4,510,000
Total non-current assets	965,700,400	963,187,726
Current assets
Inventories	17,273,715	24,341,665
Trade and other receivables	85,091,040	39,755,029
Claims receivable	320,097	242,576
Prepaid expenses and other current assets	6,466,709	4,794,022
Current accounts due from related parties	6,286,469
Derivative financial instruments	1,470,326
Current portion of restricted cash	1,399,243	434,927
Cash & cash equivalents	116,636,741	49,343,664
Total current assets	234,944,340	118,911,883
TOTAL ASSETS	1,200,644,740	1,082,099,609
Shareholders' equity
Share capital	36,129	32,890
Additional paid-in capital	124,891,132	14,501,517
Treasury shares	(4,583,929)	(4,583,929)
Other reserves	(34,903)	(35,913)
Retained earnings	452,782,809	400,512,351
Total shareholders' equity	573,091,238	410,426,916
Non-current liabilities
Long-term borrowings, net of current portion	470,583,980	598,957,333
Retirement benefit obligations	61,629	44,795
Total non-current liabilities	470,645,609	599,002,128
Current liabilities
Trade payables	13,748,183	19,479,005
Accrued expenses and other current liabilities	8,643,793	5,909,316
Derivative financial instruments		62,500
Current accounts due to related parties		530,030
Current portion of long-term borrowings	134,515,917	46,689,714
Total current liabilities	156,907,893	72,670,565
TOTAL LIABILITIES	627,553,502	671,672,693
TOTAL SHAREHOLDERS' EQUITY & LIABILITIES	$ 1,200,644,740	$ 1,082,099,609